Income Tax (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Income Tax Expense Benefit Continuing Operations Abstract
Charge for current taxation	$ 270	$ 30
Charge/(benefit) for deferred taxation	182	97
Income Tax Expense (Benefit), Continuing Operations, Total	452	127
Income from continuing operations before income tax and equity income in associates	1,619	197
Income Tax Uncertainties [Abstract]
Balance at beginning of period	52	149	149
Additions for tax positions identified in prior years	7		8
Reductions for tax positions identified in prior years	0		(113)
Translation	(10)		8
Balance at end of period	49		52
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the nine months ended September 30, 2011	5
Interest accrued as at September 30, 2011	$ 11